CLI Funding VI LLC
Fixed Rate Asset Backed Notes, Series 2017-1
Sample Containers Agreed-Upon Procedures

Report To:
Container Leasing International, LLC
CLI Funding VI LLC

15 May 2017

Report of Independent Accountants on Applying Agreed-Upon Procedures

Container Leasing International, LLC
CLI Funding VI LLC
123 Tice Boulevard
Woodcliff Lake, New Jersey 07677

Re:	CLI Funding VI LLC (the “Issuer”)
Fixed Rate Asset Backed Notes, Series 2017-1 (the “Notes”)
Sample Containers Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Container Leasing International, LLC (the “Manager”), the Issuer and Deutsche Bank Securities Inc. (“DB,” together with the Manager and Issuer, the “Specified Parties”) solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of intermodal marine containers (the “Containers”) and corresponding leases (the “Leases”) relating to the Issuer’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Manager, on behalf of the Issuer, provided us with:
a.
An electronic data file labeled “CLIF VI Proposed Pool - February 2017 -EY - v2.xlsx” and the corresponding record layout and decode information (the “Statistical Container Data File”) that the Manager, on behalf of the Issuer, indicated contains information on certain intermodal marine containers (the “Statistical Containers”) and corresponding leases (the “Statistical Leases”) as of 28 February 2017 (the “Statistical Cut‑Off Date”) that are expected to be representative of the Containers and corresponding Leases,

b.	Imaged copies of:
i.	The lease addendum (the “Lease Addendum”),
ii.	The customer rental invoices (the “Rental Invoice”),
iii.	The container cost invoice, machinery cost invoice and positioning cost invoice(s) (collectively and as applicable, the “Cost Invoices”),
iv.	The Uniform Commercial Code filing statement (the “UCC Filing Statement”) and
v.
Certain printed screen shots from the Manager’s servicing system (the “Mistral System Screen Shots,” together with the Lease Addendum, Rental Invoice, Cost Invoices and UCC Filing Statement, the “Source Documents”),

if applicable, relating to the Sample Containers (as defined in Attachment A),
c.	Certain schedules that the Manager, on behalf of the Issuer, indicated contain information relating to the:
i.	Cost amount relating to the Sample Containers (the “Invoice Details Schedule”),
ii.	Cost amount and net book value relating to certain Sample Containers (each, a “Flexxperts Amortization Schedule,” together with the Invoice Details Schedule and Source Documents, the “Sources”),
d.
A schedule (the “Equipment ID Mapping Schedule”) that the Manager, on behalf of the Issuer, indicated contains decode information relating to the equipment ID, as shown on the Statistical Container Data File, corresponding to the equipment ID, as shown on the Sources,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Statistical Container Data File, which are listed on Exhibit 1 to Attachment A,
f.
Instructions, assumptions and methodologies relating to the calculation of the net book value Sample Characteristic (collectively, the “Net Book Value Calculation Methodology”), which are described on Exhibit 2 to Attachment A, and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Statistical Container Data File, Sources, Equipment ID Mapping Schedule, Sample Characteristics, Net Book Value Calculation Methodology and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Statistical Container Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Equipment ID Mapping Schedule, Net Book Value Calculation Methodology or any other information provided to us by the Manager, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Containers, Containers, Statistical Leases or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Manager, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 May 2017

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Manager, on behalf of the Issuer, we randomly selected a sample of 50 Statistical Containers from the Statistical Container Data File (the “Sample Containers”).  For the purpose of this procedure, the Manager, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Containers that we were instructed to randomly select from the Statistical Container Data File.

For the purpose of the procedures described in this report, the 50 Sample Containers are referred to as Sample Container Numbers 1 through 50.

2.	The Manager, on behalf of the Issuer, instructed us to perform the following procedures:

a.
For each Sample Container, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Statistical Container Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Manager, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.
For each Sample Container (except for Sample Container Numbers 1, 5, 7, 8, 35, 36 and 37), we observed that the corresponding Lease Addendum contained a signature in the customer signature section of the Lease Addendum.  We performed no procedures to determine the validity of any signatures contained on the Lease Addendums.

The Manager, on behalf of the Issuer, was unable to provide a signed Lease Addendum for Sample Container Numbers 1, 5, 7, 8, 35, 36 and 37.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Statistical Container Data File Field Name	Source(s)	Note(s)

Mistral tag number	Mistral Tag .	Lease Addendum or Rental Invoice	i., ii.

Customer name	Cust Name	(a) Lease Addendum or (b) Lease Addendum and UCC Filing Statement	iii.

Contract number	Contract.	(a) Lease Addendum, (b) Lease Addendum and UCC Filling Statement or (c) Mistral System Screen Shots	i., iv.

Equipment ID	EquipID	Lease Addendum and Equipment ID Mapping Schedule	v.

Cost amount	Cost	(a) Cost Invoices, Invoice Details Schedule and recalculation or (b) Flexxperts Amortization Schedule	vi.

Contract begin date	ContBegin	(a) Lease Addendum, (b) Lease Addendum and Mistral System Screen Shots or (c) Mistral System Screen Shots	vii.

Contract end date	ContEnd	(a) Lease Addendum or (b) Lease Addendum, Mistral System Screen Shots and recalculation	viii., ix.

Daily rental rate	DailyRate	Lease Addendum or Rental Invoice	x.

Purchase option amount	PO Amt	Lease Addendum

Remaining term	RemainTerm	(a) Lease Addendum and recalculation or (b) Lease Addendum, Mistral System Screen Shots and recalculation	viii., xi.

Age	Age	(a) Recalculation or (b) Mistral System Screen Shots and recalculation	xii.

Exhibit 1 to Attachment A

Sample Characteristic	Statistical Container Data File Field Name	Source(s)	Note(s)

Net book value	NBV	(a) Recalculation and Equipment ID Mapping Schedule or (b) Flexxperts Amortization Schedule	xiii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the mistral tag number Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to note agreement if the mistral tag number, as shown on the Statistical Container Data File, agreed with the corresponding mistral tag number on at least one of the Lease Addendum or Rental Invoice.  We performed no procedures to reconcile any differences that may exist between the Lease Addendum and Rental Invoice with regards to the mistral tag number Sample Characteristic.

iii.	For the purpose of comparing the customer name Sample Characteristic for each Sample Container:
a.	With a lease type of “TERM” or “MLA,” as shown on the Statistical Container Data File, the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum as the Source or
b.	With a lease type of “CAPITAL,” as shown on the Statistical Container Data File, the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum and UCC Filing Statement as the Source,
subject to the additional instructions described in the succeeding paragraph of this note iii., as applicable.

Exhibit 1 to Attachment A

Notes:  (continued)

iii.	(continued)

For the purpose of comparing the customer name Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to:
a.	Note agreement with an customer name of:
(1)
“COSCO (Cayman) Mercury Co Ltd,” as shown on the Statistical Container Data File, if the corresponding customer name was “China Shipping Container Lines (Hong Kong) Company, Ltd,” as shown on the Lease Addendum, or

(2)	“Grimaldi Deep Sea S.p.A.,” as shown on the Statistical Container Data File, if the corresponding customer name was “Industria Armamento Meridionale, SpA,” as shown on the Lease Addendum, and
b.	Ignore differences due to abbreviations and truncations.

iv.	For the purpose of comparing the contract number Sample Characteristic for each Sample Container (except for Sample Container Numbers 20, 23, 24, 25, 26, 27, 28, 38 and 40):
a.	With a lease type of “TERM” or “MLA,” as shown on the Statistical Container Data File, the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum as the Source or
b.	With a lease type of “CAPITAL,” as shown on the Statistical Container Data File, the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum and UCC Filing Statement as the Source.

For the purpose of comparing the contract number Sample Characteristic for Sample Container Numbers 20, 23, 24, 25, 26, 27, 28, 38 and 40, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source.

v.	For the purpose of comparing the equipment ID Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to:
a.
Use the equipment ID, as shown on the Lease Addendum, corresponding to the daily rental rate, as shown on the Statistical Container Data File, in cases where the Lease Addendum does not describe the equipment ID for the corresponding Sample Container,

b.	Use the decode table, as shown on the Equipment ID Mapping Schedule, and
c.	Ignore differences due to abbreviations and truncations.

Exhibit 1 to Attachment A

Notes:  (continued)

vi.
For the purpose of comparing the cost amount Sample Characteristic for each Sample Container with a lease type of “TERM” or “MLA,” as shown on the Statistical Container Data File, the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the cost amount by adding the:
(1)	Corresponding cost amounts, as shown on the Cost Invoices, and
(2)	Additional cost amounts, as shown on the Invoice Details Schedule (if applicable), and
b.	Ignore differences of +/- 2.5% or less (as a percentage of the cost amount value that is shown on the Statistical Container Data File).

For the purpose of comparing the cost amount Sample Characteristic for Sample Containers with a lease type of “CAPITAL,” as shown on the Statistical Container Data File, the Manager, on behalf of the Issuer, instructed us to:
a.	Use the combined begin principal balance for period 1, as shown on the corresponding Flexxperts Amortization Schedule, and
b.	Ignore differences of +/- 2.5% or less (as a percentage of the cost amount value that is shown on the Statistical Container Data File).

vii.
For the purpose of comparing the contract begin date Sample Characteristic for each Sample Container (except for Sample Container Numbers 1, 10, 20, 21, 22, 23, 24, 25, 26, 27, 28, 35, 36, 37, 38, 39, 40, 42, 43, 44 and 48), the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum as the Source.

For the purpose of comparing the contract begin date Sample Characteristic for Sample Container Numbers 1, 10, 20, 21, 22, 23, 24, 25, 26, 27, 28, 38, 39, 40, 42, 43, 44 and 48, the Manager, on behalf of the Issuer, instructed us to use the:
a.	Lease Addendum and Mistral System Screen Shots as the Sources and
b.	Instructions, assumptions and methodologies described in the Lease Addendum.

For the purpose of comparing the contract begin date Sample Characteristic for Sample Container Numbers 35, 36 and 37, the Manager, on behalf of the Issuer, instructed us to use the on-hire date, as shown on the Mistral System Screen Shots.

viii.
We were instructed by the Manager, on behalf of the Issuer, not to compare the contract end date and remaining term Sample Characteristics for Sample Containers with a lease type value of “MLA,” as shown on the Statistical Container Data File.

Exhibit 1 to Attachment A

Notes:  (continued)

ix.
For the purpose of comparing the contract end date Sample Characteristic for each Sample Container (except for (i) Sample Containers with a lease type value of “MLA,” as shown on the Statistical Container Data File, and (ii) Sample Container Numbers 1, 10, 20, 21, 22, 23, 24, 25, 26, 27, 28, 38, 39, 40, 42, 43, 44 and 48), the Manager, on behalf of the Issuer, instructed us to use the Lease Addendum as the Source.

For the purpose of comparing the contract end date Sample Characteristic for Sample Container Numbers 1, 10, 20, 21, 22, 23, 24, 25, 26, 27, 28, 38, 39, 40, 42, 43, 44 and 48, the Manager, on behalf of the Issuer, instructed us to recalculate the contract end date by adding:
a.	The lease term, as shown on the Lease Addendum, to
b.	The contract begin date, as determined in note vii. above.

x.
For the purpose of comparing the daily rental rate Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to note agreement if the daily rental rate, as shown on the Statistical Container Data File, agreed with the corresponding daily rental rate on at least one of the Lease Addendum or Rental Invoice.  We performed no procedures to reconcile any differences that may exist between the Lease Addendum and Rental Invoice with regards to the daily rental rate Sample Characteristic.

xi.
For the purpose of comparing the remaining term Sample Characteristic for each Sample Container (except for Sample Containers with a lease type value of “MLA,” as shown on the Statistical Container Data File), the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the remaining term as the maximum of:
(1)	The result obtained by:
(i)	Calculating the difference in days between the:
(a)	Contract end date, as determined in note ix. above, and
(b)	Statistical Cut-Off Date and
(ii)	Dividing the result obtained in (i) above by 365
and
(2)	0
and
b.	Ignore differences of +/‑ 0.01 (years) or less.

Exhibit 1 to Attachment A

Notes:  (continued)

xii.
For the purpose of comparing the age Sample Characteristic for each Sample Container (except for Sample Container Numbers 1, 2, 11, 12, 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 38 and 48), the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the age by:
(1)	Taking the difference in days between the:
(i)	Statistical Cut-Off Date and
(ii)	Depreciation date, as shown on the Statistical Container Data File,
and
(2)	Dividing the result obtained in (1) above by 365,
and
b.	Ignore differences of +/‑ 0.01 (years) or less.

For the purpose of comparing the age Sample Characteristic for Sample Container Numbers 1, 2, 11, 12, 20, 21, 22, 23, 24, 25, 26, 27, 28, 38 and 48, the Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the age by:
(1)	Taking the difference in days between the:
(i)	Statistical Cut-Off Date and
(ii)	On-hire date, as shown on the Mistral System Screen Shots,
and
(2)	Dividing the result obtained in (1) above by 365,
and
b.	Ignore differences of +/‑ 0.01 (years) or less.

For the purpose of comparing the age Sample Characteristic for Sample Container Numbers 29, 30, 31 and 32, the Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the age by:
(1)	Taking the difference in days between the:
(i)	Statistical Cut-Off Date and
(ii)	30 June of the model year, as shown on the Statistical Container Data File,
and
(2)	Dividing the result obtained in (1) above by 365,
and
b.	Ignore differences of +/‑ 0.01 (years) or less.

Exhibit 1 to Attachment A

Notes:  (continued)

xiii.
For the purpose of comparing the net book value Sample Characteristic for each Sample Container (except for Sample Containers with a lease type of “CAPITAL,” as shown on the Statistical Container Data File), the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the net book value using the Net Book Value Calculation Methodology that is described on Exhibit 2 to Attachment A and
b.	Ignore differences of +/‑ 1.00% or less (as a percentage of the net book value that is shown on the Statistical Container Data File)

For the purpose of comparing the net book value Sample Characteristic for Sample Containers with a lease type of “CAPITAL,” as shown on the Statistical Container Data File, the Manager, on behalf of the Issuer, instructed us to use the combined end principal balance as of the Statistical Cut-Off Date, as shown on the corresponding Flexxperts Amortization Schedule.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Net Book Value Calculation Methodology

For the purpose of recalculating the net book value Sample Characteristic for each Sample Container (except for Sample Containers with a lease type of “CAPITAL,” as shown on the Statistical Container Data File), the Manager, on behalf of the Issuer, instructed us to use the calculation methodology described below:

1.	Calculate the depreciation base (the “Depreciation Base”):
a.	For each Sample Container (except Sample Container Numbers 42 and 43), by subtracting:
(i)	The result of multiplying the:
(a)	Cost amount, as shown on the Statistical Container Data File, by
(b)	The salvage percentage value, which we were instructed by the Manager, on behalf of the Issuer, to assume is:
i.	37%, in the case of Sample Containers with an equipment ID value of Dry container (“D”),
ii.	10% in the case of Sample Containers with an equipment ID value of Reefer (“R”) or Genset (“G”), all as shown on the Statistical Container Data File, and in accordance with the decode table, as shown on the Equipment ID Mapping Schedule, from
(ii)	The cost amount, as shown on the Statistical Container Data File,
b.	For Sample Container Number 42, by subtracting:
(i)	$906.50 from
(ii)	The cost amount, as shown on the Statistical Container Data File,
or
c.	For Sample Container Number 43, by subtracting:
(i)	$17,359.60 from
(ii)	The cost amount, as shown on the Statistical Container Data File.

Exhibit 2 to Attachment A

2.	Calculate the useful life in days (the “Useful Life in Days”):
a.	For each Sample Container (except Sample Container Numbers 42 and 43), by multiplying 365 by the useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to assume is:
(i)	12.5 years, in the case of Sample Containers with an equipment ID value of Dry container (“D”),
(ii)	15 years, in the case of Sample Containers with an equipment ID value of Reefer (“R”), or
(iii)	12 years, in the case of Sample Containers with an equipment ID value of Genset (“G”), all as shown on the Statistical Container Data File, and in accordance with the decode table, as shown in the Equipment ID Mapping Schedule,
b.	For Sample Container Number 42, by multiplying 365 by the useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to recalculate by dividing:
(i)	124 months by
(ii)	12
or
c.	For Sample Container Number 43, by multiplying 365 by the useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to recalculate by dividing:
(i)	133 months by
(ii)	12.

3.	Calculate the depreciation per day (the “Depreciation per Day”) for each Sample Container by dividing the:
a.	Depreciation Base by
b.	Useful Life in Days,
both as calculated above.

4.	Calculate the number of days since the depreciation date (the “Number of Days Since the Depreciation Date”) for each Sample Container by calculating the difference in days between the:
a.	Statistical Cut‑Off Date and
b.	Current depreciation date, as shown on the Statistical Container Data File.

5.	Calculate the depreciation (the “Depreciation”) for each Sample Container by multiplying the:
a.	Depreciation per Day by
b.	Number of Days Since the Depreciation Date,
both as calculated above.

Exhibit 2 to Attachment A

6.	Recalculate the net book value for each Sample Container by:
a.	Subtracting the:
i.	Depreciation, as calculated above, from
ii.	Cost amount, as shown on the Statistical Container Data File,
and
b.	Rounding the result obtained in a. above to the second decimal ($XX.XX).

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Container Number	Sample Characteristic	Statistical Container Data File Value	Source Value

10	Contract begin date	10/1/2016	1/4/2017
	Contract end date	10/31/2018	2/3/2019
	Remaining term	1.67 years	1.93 years

35	Contract begin date	3/1/2015	3/1/2016

36	Contract begin date	3/1/2015	3/1/2016

37	Contract begin date	3/1/2015	3/1/2016

42	Contract begin date	9/4/2012	1/16/2015
	Contract end date	10/28/2017	1/15/2020
	Remaining term	0.66 years	2.88 years

43	Contract begin date	4/16/2014	1/16/2015
	Contract end date	7/8/2019	1/15/2020
	Remaining term	2.36 years	2.88 years

44	Contract begin date	4/26/2014	6/1/2014
	Contract end date	4/25/2019	5/31/2019
	Remaining term	2.15 years	2.25 years

48	Contract begin date	3/1/2010	3/9/2010
	Contract end date	2/28/2018	3/8/2018
	Remaining term	1.00 years	1.02 years